Financial instruments: (Details 4) (Long-term payable) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 OMVL EUR (€)	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL EUR (€)
Long-term debt
Portion of the purchase price payable on the third anniversary		€ 7,600	$ 10,021	€ 7,600
Effective interest rate (as a percent)		3.65%
Excess of fair value over carrying value	$ 70
Market interest rate (as a percent)	2.35%